DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				6 Months Ended	12 Months Ended
	Jun. 26, 2023 shares	Jun. 12, 2023 USD ($) shares	Dec. 22, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares				118,268,175	116,151,167
MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item				1	1
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00
Transaction costs			$ 14,161,525
Underwriting fees			5,000,000
Deferred underwriting fee payable			8,750,000	$ 8,750,000	$ 8,750,000	$ 8,750,000
Other offering costs			$ 411,525
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold percentage ownership				50	50
Condition for future business combination threshold net tangible assets					$ 5,000,001
Redemption period upon closure			10 days		10 days
Redemption limit percentage without prior consent				15	15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%	100.00%
Maximum allowed dissolution expenses			$ 100,000		$ 100,000
Number of Class A common stock issued upon conversion of each share (in shares) | shares				1
Private Placement Warrants | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares				4,933,333	4,933,333
Price of warrant | $ / shares				$ 1.50
Proceeds from sale of private placements warrants				$ 7,400,000
Initial Public Offering | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares			25,000,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 250,000,000
Payments for investment of cash in trust account			$ 250,000,000
Private Placement | Private Placement Warrants | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares			4,933,333
Price of warrant | $ / shares			$ 1.50
Proceeds from sale of private placements warrants			$ 7,400,000
Public Shares | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares				$ 10.00
Over-allotment option | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares			3,000,000
Purchase price, per unit | $ / shares			$ 10.00
Sponsor | MedTech Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination threshold net tangible assets		$ 5,000,001
Number of Class A common stock issued upon conversion of each share (in shares) | shares		1
Conversion of number of shares | shares	6,249,999